Trade and other receivables (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade receivables [member]
DisclosureTradeAndOtherReceivablesLineItems [Line Items]
Measured at fair value through profit and loss	$ 1,155	$ 507